                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

           Read Instructions at end of Form before preparing Form.
                            Please print or type.


1.       Name and address of issuer:

         VANGUARD TAX-MANAGED FUND, INC..

2.       Name of each series or class of funds for which this notice is filed:

         Capital Appreciation Portfolio
         Growth & Income Portfolio
         Balanced Portfolio

3.       Investment Company Act File Number:       811-07175

         Securities Act File Number:               33-53683

4.       Last day of fiscal year for which this notice is filed:   12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                     /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

                                                            Number of                         Aggregate
         Name of  Portfolio                                 Portfolio Shares                  Sales Price
         Capital Appreciattion Portfolio                    12,230,416                        $144,396,588
         Growth & Income Portfolio                           4,322,659                          50,843,987
         Balanced Portfolio                                  1,513,031                          16,492,313

         Total                                              18,066,106                        $211,732,888

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                   Number of                         Aggregate
         Name of  Portfolio                        Portfolio Shares                  Sales Price

         Capital Appreciattion Portfolio           12,230,416                        $144,396,588
         Growth & Income Portfolio                  4,322,659                          50,843,987
         Balanced Portfolio                         1,513,031                          16,492,313

         Total                                     18,066,106                        $211,732,888




11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $211,732,888

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +      - 0 -

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             -  2,132,112

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +        -0-

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                      $209,600,776

         (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                        $72,276.13

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          /  X /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 20, 1996
                                        SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title)  RAYMOND J. KLAPINSKY
                                 -----------------------------------------------
                                   Raymond J. Klapinsky, Secretary


         Date:   February 28, 1996

EXHIBIT "A"




February 28, 1996



Vanguard Tax-Managed Fund, Inc.
Vanguard Boulevard
Malvern, PA  19355

Gentlemen:

As a member of the Pennsylvania Bar acting as Counsel to Vanguard Tax-Managed Fund, Inc. (the "Fund") I have examined the Fund's: (1) Articles of Incorporation and amendments thereto; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act"), and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's common stock; par value $.001 per share.

My examination also disclosed the following information:

1. The Fund is authorized to issue 750,000,000 shares of common stock of the par value of $.001 per share. On December 31, 1995,(the end of the Fund's fiscal year), the Fund had 19,146,781 shares of common stock of the Capital Appreciation Portfolio, 7,472,825 shares of the Growth & Income Portfolio, and 3,268,656 shares of the Balanced Portfolio issued and outstanding. The Board of Directors has the power to designate one or more Portfolios of shares of common stock and to classify and reclassify any unissued shares with respect to such Portfolios.

2. On January 1, 1995 (the beginning of the Fund's last fiscal year), the Fund had no shares registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

3. During the fiscal year ended December 31, 1995, the Fund sold a combined total of 18,066,106 shares from three Portfolios at an aggregate sales price of $211,732,888 in relaince upon registration pursuant to Rule 24f-2 of the 1940 Act. During the same fiscal year, the Fund redeemed a combined total of 181,261 shares from such Portfolio at an aggregate redemption price of $2,132,112.


You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act the 18,066,106 shares which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a validly organized and subsisting corporation of the State of Maryland, legally authorized to issue up to 750,000,000 shares of its common stock, $.001 par value. The Board of Directors has the power to designate one or more Portfolios of common stock and to classify and reclassify any unissued shares with respect to such Portfolios.

2. The proposed registration of the 18,066,106 shares of the Fund's common stock pursuant to Rule 24f-2 of the 1940 Act is proper and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation were legally issued, fully paid, and non-assessable; and

3. The holders of such shares have all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,

BY:     RAYMOND J. KLAPINSKY
    -----------------------------
        (Raymond J. Klapinsky)
        Counsel

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